UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21147
Eaton Vance California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Bond Funds Semiannual Report
March 31, 2011

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2011
Eaton Vance
Municipal Bond Funds
Table of Contents

Performance and Fund Profiles

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5
Financial Statements	6
Officers and Trustees	33
Important Notices	34

Eaton Vance
Municipal Bond Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol
Inception Date 8/30/02	EIM

% Average Annual Total Returns at net asset value (NAV)

Six Months	-14.54
One Year	-6.06
Five Years	-0.11
Since Inception	3.51

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-14.64
One Year	-4.91
Five Years	1.90
Since Inception	4.23

% Premium/(Discount) to NAV (3/31/11)	6.15

% Market Yields

Market Yield[2]	8.04
Taxable-Equivalent Market Yield[3]	12.37

% RIB Leverage[4]	45.63

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper General Municipal Debt
Funds (Leveraged) Classification at NAV	-8.66	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	10.6	BBB	11.3
AA	54.2	BB	0.2
A	23.0	D	0.7

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2011
Portfolio Manager Cynthia J. Clemson
Performance1

NYSE Amex Symbol
Inception Date 8/30/02	EVM

% Average Annual Total Returns at NAV

Six Months	-15.19
One Year	-6.83
Five Years	-0.85
Since Inception	2.56

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-19.28
One Year	-8.47
Five Years	0.26
Since Inception	2.61

% Premium/(Discount) to NAV (3/31/11)	0.39

% Market Yields

Market Yield[2]	8.22
Taxable-Equivalent Market Yield[3]	14.14

% RIB Leverage[4]	46.69

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper CA Municipal Debt Funds Classification at NAV	-10.59	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	12.5	BBB	2.5
AA	54.5	BB	2.3
A	28.2

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol
Inception Date 8/30/02	ENX

% Average Annual Total Returns at NAV

Six Months	-9.95
One Year	-3.43
Five Years	1.28
Since Inception	3.72

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-13.88
One Year	-8.97
Five Years	2.03
Since Inception	3.53

% Premium/(Discount) to NAV (3/31/11)	(1.56)

% Market Yields

Market Yield[2]	7.10
Taxable-Equivalent Market Yield[3]	12.00

% RIB Leverage[4]	43.23

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper NY Municipal Debt Funds Classification at NAV	-7.60	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	14.0	BBB	9.3
AA	55.7	Not Rated	2.7
A	18.3

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Bond Funds

March 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Performance reflects the effects of leverage.

2.	Fund market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period.

3.	Taxable-equivalent figure assumes maximum combined federal and state income tax rates, except for Municipal Bond Fund, which assumes a maximum 35.00% federal income tax rate. Lower income tax rates would result in lower tax-equivalent figures. The maximum combined income tax rates for state funds were as follows as of 3/31/11:

California	41.86%
New York	40.83%

4.	The Fund employs leverage through the use of residual interest bond (RIB) financing. Leverage provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV and market price of common shares). See “Floating Rate Notes Issued in Conjunction with Securities Held” in Note 1 to the financial statements for more information on RIB investments. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/11 as a percentage of Fund net assets applicable to common shares plus Floating Rate Notes.

5.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

6.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 181.2%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 0.4%

Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	$3,000	$2,961,660

		$2,961,660

Electric Utilities — 1.0%

South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$7,110	$7,342,426

		$7,342,426

General Obligations — 2.4%

Chicago Park District, IL, Harbor Facilities, 5.25%, 1/1/37(1)	$8,320	$8,090,368
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,229,660
Port of Houston Authority, TX, (Harris County), 5.00%, 10/1/35(2)	7,500	7,536,600

		$17,856,628

Hospital — 11.7%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$11,940	$10,364,756
California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	2,500	2,101,375
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	5,000	4,282,850
California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	19,550	16,616,327
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	620	543,523
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,610	2,035,931
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,870	1,642,216
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,900	5,155,007
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,575,247
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	6,719,702
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	1,404,722
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	1,376,500
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,165	7,860,854
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,295	3,520,053
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	10,000	8,258,900
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	100	88,364
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	900	795,276
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	9,930	9,020,809

		$85,362,412

Industrial Development Revenue — 1.6%

St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$12,775	$11,765,136

		$11,765,136

Insured – Electric Utilities — 12.4%

American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$5,000	$5,040,500
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,350	1,408,050
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	11,637,757
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,714,515
South Carolina Public Service Authority, (AGM), 5.125%, 1/1/37(1)	60,755	59,937,850
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,106,482
Springfield, MO, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,170	2,022,049

		$90,867,203

Insured – Escrowed / Prerefunded — 0.1%

Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$525	$619,427

		$619,427

Insured – General Obligations — 16.6%

Alamo, TX, Community College District, (BHAC), (NPFG), 4.75%, 8/15/32	$4,700	$4,677,863
Clark County, NV, (AMBAC), 2.50%, 11/1/36	12,360	7,241,353

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	$10,055	$6,525,997
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	14,330	12,164,450
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	15,700	9,400,689
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	50,650	28,236,868
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	6,744,990
Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	7,000	6,630,820
North Las Vegas, NV, Wastewater Reclamation System, (NPFG), 4.25%, 10/1/33	2,140	1,831,626
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	8,890,524
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	11,045	9,796,805
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	12,223,935
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	8,325	6,769,807

		$121,135,727

Insured – Hospital — 19.0%

Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,295,622
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	9,636,220
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	3,950	3,998,269
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,050	1,062,254
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	10,515,255
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	15,316,170
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,426,961
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	13,376,556
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,323,525
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,596,335
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,669,539
Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	15,574,121
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,250	5,042,362
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	2,855	2,622,375
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	190	174,519
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,750	3,444,450
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	12,958,669
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	5,908,640
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	8,470,495
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	12,272,481

		$138,684,818

Insured – Industrial Development Revenue — 1.2%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$8,733,960

		$8,733,960

Insured – Lease Revenue / Certificates of Participation — 12.2%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$15,000	$11,107,950
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	2,910	2,940,671
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	22,722,480
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,750	39,577,095
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	12,820,470

		$89,168,666

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Other Revenue — 5.6%

Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$37,800	$31,527,846
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	2,372,126
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,253,077

		$41,153,049

Insured – Private Education — 4.2%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$15,053,472
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	7,762,283
Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	9,570	7,836,586

		$30,652,341

Insured – Solid Waste — 0.6%

Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$2,831,098
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,606,689

		$4,437,787

Insured – Special Tax Revenue — 10.9%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$18,005	$12,831,443
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,410	7,814,493
Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,175	1,176,598
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	9,138,300
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	13,785	11,624,339
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	5,355	4,763,647
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	196,275	9,748,979
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	78,410	7,618,316
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	47,505	4,273,075
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	10,650,097

		$79,639,287

Insured – Student Loan — 1.2%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$8,825	$8,939,460

		$8,939,460

Insured – Transportation — 28.7%

Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$19,494,178
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/38	8,660	7,887,441
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/38(1)	4,700	4,280,713
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	7,465,435
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	10,070	1,100,852
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	3,100	246,853
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	15,000	3,341,850
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	5,099,592
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	2,587,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	7,848,204
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,614,047
Maryland Transportation Authority, (AGM), 4.50%, 7/1/41(1)	10,150	9,206,761
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	21,139,444
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	14,053,900
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,799,762
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	14,055	12,600,026
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	13,000	13,145,210
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,044,892

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	$1,160	$1,163,840
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	20,031,200
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	10,254,300
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	614,924
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	684,704
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	321,390
San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	7,838,547
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	24,710	14,761,754
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	18,490	15,316,007

		$209,942,826

Insured – Water and Sewer — 15.4%

Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,003,280
Birmingham, AL, Waterworks and Sewer Board, (AMBAC), (BHAC), 4.50%, 1/1/39	1,015	875,843
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,328,421
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,060,331
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,211,749
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,071,689
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	7,006,422
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	9,860,600
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	8,436,165
Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	2,000	1,821,360
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	27,606,943
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	5,866,361
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	9,987,445
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	27,283,729

		$112,420,338

Insured – Water Revenue — 10.8%

Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$53,500	$50,204,400
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,097,446
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	18,865	15,686,247
Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,750	5,737,638
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	7,375	6,002,512

		$78,728,243

Other Revenue — 0.4%

Main Street Natural Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$2,920	$2,696,766

		$2,696,766

Private Education — 11.7%

Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$14,700	$14,469,210
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	15,313,200
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	6,612,303
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	9,288,952
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,029,360
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	8,790	9,319,422
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	15,340	15,095,480
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	13,470,030

		$85,597,957

Public Education — 1.3%

Tennessee School Bond Authority, 5.50%, 5/1/38	$5,000	$5,194,150
University of California, 5.25%, 5/15/39	4,450	4,375,863

		$9,570,013

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.2%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,165,177

		$1,165,177

Transportation — 8.3%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$8,039,080
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,500	6,114,420
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	14,545	12,767,746
New Jersey Transportation Trust Fund Authority, 5.00%, 12/15/24	10,000	9,864,600
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,915	2,691,536
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,480	3,144,041
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	3,816,250
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,155,649
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	4,863,150
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,001,200

		$60,457,672

Water and Sewer — 1.3%

Charleston, SC, Waterworks and Sewer, 5.00%, 1/1/35	$2,735	$2,778,049
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,339,573
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	5,788,703

		$9,906,325

Water Revenue — 2.0%

King County, WA, Sewer Revenue, 5.00%, 1/1/45	$10,000	$9,492,400
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,450,751

		$14,943,151

Total Tax-Exempt Investments — 181.2%
(identified cost $1,445,192,388)		$1,324,748,455

Other Assets, Less Liabilities — (81.2)%		$(593,452,082)

Net Assets — 100.0%		$731,296,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

California	17.1%
Texas	12.5%
Others, representing less than 10% individually	70.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 76.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.8% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $678,294.

(3)	Defaulted bond.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 184.5%

	Principal Amount
Security	(000’s omitted)	Value

Electric Utilities — 3.2%

Puerto Rico Electric Power Authority, 5.25%, 7/1/40	$3,940	$3,403,963
Southern California Public Power Authority, (Tieton Hydropower Project), 5.00%, 7/1/35	1,470	1,396,618
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,389,725

		$7,190,306

General Obligations — 7.4%

California, 5.50%, 11/1/35	$4,600	$4,464,116
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	6,992,762
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	4,989,200

		$16,446,078

Hospital — 10.3%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,013,480
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,745	4,118,992
California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	2,200	1,849,210
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,330	2,028,498
California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,850	3,272,269
Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,711,618
Washington Township Health Care District, 5.00%, 7/1/32	3,165	2,663,569
Washington Township Health Care District, 5.00%, 7/1/37	1,000	811,110
Washington Township Health Care District, 5.25%, 7/1/29	3,005	2,644,580

		$23,113,326

Insured – Electric Utilities — 14.6%

Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$18,212,601
Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	6,922,395
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,066,140
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,012,550
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,389,440

		$32,603,126

Insured – Escrowed / Prerefunded — 9.2%

California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29(1)	$2,105	$2,261,822
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(2)	3,090	3,507,026
Sacramento County Airport System, (AGM), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	13,940	14,735,973

		$20,504,821

Insured – General Obligations — 27.8%

Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,260	$4,043,890
Azusa Unified School District, (AGM), 0.00%, 7/1/25	990	379,150
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	2,360,878
Chabot – Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	10,000	2,258,700
Chabot – Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	9,500	1,421,960
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/33	10,600	2,329,986
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	4,705,701
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	3,595	3,013,113
Escondido, (Election of 2004), (NPFG), 4.75%, 9/1/36	6,040	5,173,381
Jurupa Unified School District, (FGIC), (NPFG), 0.00%, 8/1/23	1,900	848,426
Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	7,300	7,017,125
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	4,437,135
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,221,507
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,045	2,457,066
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	3,188,663
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	2,685,426
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	2,233,440

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	$3,955	$1,760,687
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	2,975,534
Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	5,195	4,731,502
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	3,000	3,005,670

		$62,248,940

Insured – Hospital — 15.6%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,080,903
California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38(1)	19,495	18,161,933
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	9,603,000
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,156,930
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	1,844,040

		$34,846,806

Insured – Lease Revenue / Certificates of Participation — 16.5%

California Public Works Board, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$11,915	$8,978,072
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	3,885	4,509,980
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	9,467,700
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	925,780
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	12,960,920

		$36,842,452

Insured – Other Revenue — 2.9%

Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$7,800	$6,505,746

		$6,505,746

Insured – Private Education — 0.5%

California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	$1,135	$1,099,997

		$1,099,997

Insured – Public Education — 12.7%

California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$7,526,145
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,046,470
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,415,644
University of California, (BHAC), (FGIC), 4.75%, 5/15/37	1,990	1,800,870
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	9,728,320

		$28,517,449

Insured – Special Assessment Revenue — 5.4%

Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$4,889,388
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	4,755,148
Santa Cruz County, Redevelopment Agency Tax, (NPFG), 5.00%, 9/1/35	3,110	2,430,558

		$12,075,094

Insured – Special Tax Revenue — 9.5%

Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$415,441
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	4,583,644
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	59,440	2,952,385
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	25,860	2,512,558
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	16,350	1,470,682
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	6,645	5,705,065
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	5,585	3,607,351

		$21,247,126

Insured – Transportation — 0.3%

San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$647,178

		$647,178

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Water Revenue — 32.8%

California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$5,895	$5,903,900
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	65	60,002
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	7,000	6,461,700
Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,500	4,989,050
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	349,174
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	5,615	5,675,474
Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,750	7,272,600
Los Angeles Department of Water and Power, (BHAC), (NPFG), 5.125%, 7/1/41(1)	14,750	14,307,795
Metropolitan Water District Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	10,000	9,978,500
Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	1,595	1,525,027
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	4,836,800
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	6,060	4,932,234
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	8,415	7,261,051

		$73,553,307

Private Education — 7.6%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$2,630	$2,686,440
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,313,166
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	3,669,821
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	4,290	4,073,269
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	659,042
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	4,500	4,545,810

		$16,947,548

Transportation — 8.2%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$140	$144,567
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	6,500	6,712,030
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,015,566
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	7,068,750
San Francisco City & County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/40	2,680	2,400,985

		$18,341,898

Total Tax-Exempt Investments — 184.5%
(identified cost $453,019,272)		$412,731,198

Other Assets, Less Liabilities — (84.5)%		$(189,031,542)

Net Assets — 100.0%		$223,699,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 80.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 36.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 168.3%

	Principal Amount
Security	(000’s omitted)	Value

Escrowed / Prerefunded — 0.2%

New York, Prerefunded to 1/15/13, 5.25%, 1/15/33	$300	$325,068

		$325,068

General Obligations — 5.2%

City of Peekskill, 5.00%, 6/1/35(2)	$465	$465,939
City of Peekskill, 5.00%, 6/1/36(2)	490	490,113
New York, 5.00%, 2/15/34(1)	7,250	7,382,530
New York, 5.25%, 1/15/33	200	200,440
New York, 5.25%, 1/15/33(1)	1,250	1,252,750

		$9,791,772

Hospital — 1.1%

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$605,411
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	779,468
New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	640	612,128

		$1,997,007

Housing — 1.3%

New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,414,625

		$2,414,625

Industrial Development Revenue — 1.0%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$484,595
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,430,064

		$1,914,659

Insured – Electric Utilities — 6.7%

Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,295,450
Long Island Power Authority, Electric System Revenue, (NPFG), 4.25%, 5/1/33	1,060	925,359
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	6,421,515

		$12,642,324

Insured – Escrowed / Prerefunded — 3.1%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$1,655	$897,937
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,485	1,272,792
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	8,615	3,657,757

		$5,828,486

Insured – General Obligations — 12.6%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,474,459
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,606,247
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	221,366
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	220,094
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	218,534
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	216,148
Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	245	248,820
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	260,324
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	178,463
Freeport, (AGC), 5.00%, 10/15/20	185	207,674
Freeport, (AGC), 5.00%, 10/15/21	195	217,142
Freeport Union Free School District, (AGC), 4.00%, 4/1/23	750	766,553
Freeport Union Free School District, (AGC), 4.00%, 4/1/24	870	884,512
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	945,170
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,125,940
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	837,154
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	877,707
New York, (AGM), 5.00%, 4/1/22	2,250	2,400,277
New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,750	1,743,525
Oneida County, (AGC), 4.00%, 4/15/22	645	657,848
Syracuse, (AGC), 5.00%, 6/15/19	1,065	1,175,398
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	852,714

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	$825	$885,415
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	970,269
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,010,829
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,567,804

		$23,770,386

Insured – Hospital — 13.1%

New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	$6,590	$6,213,382
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	4,355	4,197,131
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	4,305	4,082,819
New York Dormitory Authority, (Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,000	10,083,800

		$24,577,132

Insured – Housing — 1.3%

New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,391,642

		$2,391,642

Insured – Lease Revenue / Certificates of Participation — 2.7%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$6,785	$5,024,496

		$5,024,496

Insured – Other Revenue — 8.8%

New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,355	$2,250,226
New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,250	4,231,088
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	7,450	5,899,878
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,165,870

		$16,547,062

Insured – Private Education — 32.6%

Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,000	$3,844,720
New York City Industrial Development Agency, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/41(1)	16,500	15,852,705
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	4,370	4,303,969
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	10,646,477
New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	1,325	1,260,512
New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	4,250	4,217,573
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,490,934
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39(3)	3,585	3,397,935
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,497,213
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	8,418,145
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	1,501,739
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	1,985,149
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	875,560

		$61,292,631

Insured – Public Education — 1.4%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$837,255
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,759,292

		$2,596,547

Insured – Solid Waste — 1.9%

Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$994,769
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	644,375
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	1,888,019

		$3,527,163

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 15.6%

Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,560	$14,257,735
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,130	2,639,404
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,005	894,018
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,415	2,331,561
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	442,440
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	852,960
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	18,180	1,766,369
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	11,605	1,043,870
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	864,441
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,219,317

		$29,312,115

Insured – Transportation — 10.3%

New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	$2,175	$2,491,723
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	5,600	5,798,184
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,002,310

		$19,292,217

Insured – Water and Sewer — 10.8%

Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$320,019
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,027,057
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,500	6,306,755
New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34(1)	10,000	9,663,500

		$20,317,331

Insured – Water Revenue — 0.8%

Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$1,475	$1,491,962

		$1,491,962

Lease Revenue / Certificates of Participation — 1.1%

Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$2,000	$1,999,960

		$1,999,960

Other Revenue — 0.7%

Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$4,900	$1,294,384

		$1,294,384

Private Education — 16.7%

Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,630	$1,622,290
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	236,614
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	9,858,900
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(4)	2,910	2,947,713
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	5,720	5,721,659
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	1,847,020
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,715	2,671,723
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,199,969
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	252,645
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,082,735

		$31,441,268

Special Tax Revenue — 6.7%

New York Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	$10,000	$9,855,500
New York Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	1,000	1,046,570
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	1,765	1,774,425

		$12,676,495

Transportation — 7.5%

Nassau County Bridge Authority, 5.00%, 10/1/35	$1,565	$1,558,427
Nassau County Bridge Authority, 5.00%, 10/1/40	300	290,121
New York Thruway Authority, 5.00%, 4/1/26	2,370	2,454,253
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	9,715,100

		$14,017,901

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water Revenue — 5.1%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,337,186
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(5)	6,150	6,197,170

		$9,534,356

Total Tax-Exempt Investments — 168.3%
(identified cost $325,961,148)		$316,018,989

Other Assets, Less Liabilities — (68.3)%		$(128,243,182)

Net Assets — 100.0%		$187,775,807

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 72.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 29.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $111,426.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Assets and Liabilities (Unaudited)

	March 31, 2011

Assets	Municipal Fund	California Fund	New York Fund

Investments —
Identified cost	$1,445,192,388	$453,019,272	$325,961,148
Unrealized depreciation	(120,443,933)	(40,288,074)	(9,942,159)

Investments, at value	$1,324,748,455	$412,731,198	$316,018,989

Cash	$13,373,671	$1,578,904	$10,723,121
Interest receivable	18,405,246	5,741,741	4,074,017
Receivable for investments sold	728,260	—	1,741,233
Receivable for variation margin on open financial futures contracts	5,813	18,750	9,375
Receivable from the transfer agent	143,454	30,232	34,502
Deferred debt issuance costs	1,352,863	325,469	131,007
Other assets	131,062	—	—

Total assets	$1,358,888,824	$420,426,294	$332,732,244

Liabilities

Payable for floating rate notes issued	$613,800,000	$195,940,000	$143,015,000
Payable for investments purchased	10,028,056	—	—
Payable for when-issued securities	—	—	956,353
Payable for open swap contracts	1,387,212	—	515,230
Payable to affiliates:
Investment adviser fee	750,931	233,200	183,686
Interest expense and fees payable	1,296,510	451,011	198,274
Accrued expenses	329,742	102,427	87,894

Total liabilities	$627,592,451	$196,726,638	$144,956,437

Net Assets	$731,296,373	$223,699,656	$187,775,807

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$680,728	$217,341	$158,515
Additional paid-in capital	957,322,916	306,471,785	223,371,886
Accumulated net realized loss	(110,338,981)	(44,523,503)	(26,268,925)
Accumulated undistributed net investment income	5,351,944	1,922,011	991,601
Net unrealized depreciation	(121,720,234)	(40,387,978)	(10,477,270)

Net Assets	$731,296,373	$223,699,656	$187,775,807

Common Shares Outstanding	68,072,796	21,734,141	15,851,496

Net Asset Value

Net assets ÷ common shares issued and outstanding	$10.74	$10.29	$11.85

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2011

Investment Income	Municipal Fund	California Fund	New York Fund

Interest	$36,335,999	$11,237,068	$8,233,134

Total investment income	$36,335,999	$11,237,068	$8,233,134

Expenses

Investment adviser fee	$4,544,612	$1,414,934	$1,099,713
Trustees’ fees and expenses	22,778	7,277	5,726
Custodian fee	160,736	97,110	77,822
Transfer and dividend disbursing agent fees	10,336	9,622	9,503
Legal and accounting services	325,105	249,412	215,130
Printing and postage	40,542	15,839	15,345
Interest expense and fees	2,305,851	739,614	543,172
Miscellaneous	37,100	1,216	9,243

Total expenses	$7,447,060	$2,535,024	$1,975,654

Deduct —
Reduction of custodian fee	$5,086	$1,833	$1,245

Total expense reductions	$5,086	$1,833	$1,245

Net expenses	$7,441,974	$2,533,191	$1,974,409

Net investment income	$28,894,025	$8,703,877	$6,258,725

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(22,648,806)	$(7,478,434)	$(5,346,341)
Extinguishment of debt	(56,650)	(27,704)	(62,150)
Financial futures contracts	(158,917)	924,357	633,765
Swap contracts	8,183,713	—	2,876,480

Net realized loss	$(14,680,660)	$(6,581,781)	$(1,898,246)

Change in unrealized appreciation (depreciation) —
Investments	$(141,374,624)	$(43,096,963)	$(25,237,812)
Financial futures contracts	110,911	(195,051)	(52,918)
Swap contracts	(918,828)	—	(396,252)

Net change in unrealized appreciation (depreciation)	$(142,182,541)	$(43,292,014)	$(25,686,982)

Net realized and unrealized loss	$(156,863,201)	$(49,873,795)	$(27,585,228)

Net decrease in net assets from operations	$(127,969,176)	$(41,169,918)	$(21,326,503)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2011

Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —
Net investment income	$28,894,025	$8,703,877	$6,258,725
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(14,680,660)	(6,581,781)	(1,898,246)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(142,182,541)	(43,292,014)	(25,686,982)

Net decrease in net assets from operations	$(127,969,176)	$(41,169,918)	$(21,326,503)

Distributions to common shareholders —
From net investment income	$(31,156,615)	$(9,221,986)	$(6,558,870)

Total distributions to common shareholders	$(31,156,615)	$(9,221,986)	$(6,558,870)

Capital share transactions —
Reinvestment of distributions to common shareholders	$882,751	$177,825	$208,177

Net increase in net assets from capital share transactions	$882,751	$177,825	$208,177

Net decrease in net assets	$(158,243,040)	$(50,214,079)	$(27,677,196)

Net Assets

At beginning of period	$889,539,413	$273,913,735	$215,453,003

At end of period	$731,296,373	$223,699,656	$187,775,807

Accumulated undistributed net investment income included in net assets

At end of period	$5,351,944	$1,922,011	$991,601

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2010

Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —
Net investment income	$59,651,745	$18,386,371	$13,143,911
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(15,732,489)	(8,209,276)	(5,964,128)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	11,888,406	988,851	5,323,020

Net increase in net assets from operations	$55,807,662	$11,165,946	$12,502,803

Distributions to common shareholders —
From net investment income	$(61,758,399)	$(18,353,136)	$(12,961,298)

Total distributions to common shareholders	$(61,758,399)	$(18,353,136)	$(12,961,298)

Capital share transactions —
Reinvestment of distributions to common shareholders	$2,099,016	$358,334	$608,000

Net increase in net assets from capital share transactions	$2,099,016	$358,334	$608,000

Net increase (decrease) in net assets	$(3,851,721)	$(6,828,856)	$149,505

Net Assets

At beginning of year	$893,391,134	$280,742,591	$215,303,498

At end of year	$889,539,413	$273,913,735	$215,453,003

Accumulated undistributed net investment income included in net assets

At end of year	$7,614,534	$2,440,120	$1,291,746

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2011

Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund

Net decrease in net assets from operations	$(127,969,176)	$(41,169,918)	$(21,326,503)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(138,207,915)	(41,283,512)	(53,055,891)
Investments sold	145,628,393	42,427,127	61,679,940
Net amortization/accretion of premium (discount)	(5,136,672)	(1,497,167)	(662,479)
Amortization of deferred debt issuance costs	104,138	29,641	34,645
Decrease (increase) in interest receivable	(706,720)	(133,536)	233,994
Decrease (increase) in receivable for investments sold	4,865,619	—	(1,688,655)
Increase in receivable for variation margin on open financial futures contracts	(5,813)	(18,750)	(9,375)
Decrease (increase) in receivable from the transfer agent	6,581	(173)	9,050
Increase in other assets	(131,062)	—	—
Increase in payable for investments purchased	4,005,596	—	—
Increase in payable for when-issued securities	—	—	956,353
Decrease in payable for variation margin on open financial futures contracts	—	(9,000)	(3,125)
Increase in payable for open swap contracts	918,828	—	396,252
Decrease in payable to affiliate for investment adviser fee	(52,368)	(17,406)	(7,841)
Decrease in interest expense and fees payable	(37,067)	(100,830)	(74,261)
Decrease in accrued expenses	(9,848)	(61,229)	(53,434)
Net realized loss on extinguishment of debt	56,650	27,704	62,150
Net change in unrealized (appreciation) depreciation from investments	141,374,624	43,096,963	25,237,812
Net realized loss from investments	22,648,806	7,478,434	5,346,341

Net cash provided by operating activities	$47,352,594	$8,768,348	$17,074,973

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(30,273,864)	$(9,044,161)	$(6,350,693)
Proceeds from secured borrowings	15,130,000	5,655,000	34,275,000
Repayment of secured borrowings	(17,940,000)	(6,240,000)	(33,485,000)
Decrease in due to custodian	(895,059)	—	(791,159)

Net cash used in financing activities	$(33,978,923)	$(9,629,161)	$(6,351,852)

Net increase (decrease) in cash	$13,373,671	$(860,813)	$10,723,121

Cash at beginning of period	$—	$2,439,717	$—

Cash at end of period	$13,373,671	$1,578,904	$10,723,121

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$882,751	$177,825	$208,177
Cash paid for interest and fees	2,238,780	810,803	582,788

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights

	Municipal Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.080		$13.170	$11.080	$15.100	$15.910	$15.320

Income (Loss) From Operations

Net investment income(1)	$0.425		$0.878	$0.846	$0.959	$1.050	$1.060
Net realized and unrealized gain (loss)	(2.307)		(0.059)	2.051	(3.797)	(0.419)	0.696
Distributions to preferred shareholders
From net investment income	—		—	—	(0.171)	(0.225)	(0.270)
From net realized gain	—		—	—	(0.051)	(0.113)	(0.014)

Total income (loss) from operations	$(1.882)		$0.819	$2.897	$(3.060)	$0.293	$1.472

Less Distributions to Common Shareholders

From net investment income	$(0.458)		$(0.909)	$(0.807)	$(0.773)	$(0.771)	$(0.813)
From net realized gain	—		—	—	(0.187)	(0.332)	(0.069)

Total distributions to common shareholders	$(0.458)		$(0.909)	$(0.807)	$(0.960)	$(1.103)	$(0.882)

Net asset value — End of period (Common shares)	$10.740		$13.080	$13.170	$11.080	$15.100	$15.910

Market value — End of period (Common shares)	$11.400		$13.900	$13.160	$11.140	$15.310	$15.220

Total Investment Return on Net Asset Value(2)	(14.54	)%(3)	6.77%	28.15%	(21.24)%	1.87%	10.21%

Total Investment Return on Market Value(2)	(14.64	)%(3)	13.55%	27.36%	(21.90)%	7.97%	7.32%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$731,296		$889,539	$893,391	$719,392	$977,406	$1,028,359
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.32	%(5)	1.12%	1.04%	0.89%	0.79%	0.79%
Interest and fee expense(6)	0.59	%(5)	0.54%	1.33%	0.59%	—	—
Total expenses before custodian fee reduction	1.91	%(5)	1.66%	2.37%	1.48%	0.79%	0.79%
Expenses after custodian fee reduction excluding interest and fees	1.32	%(5)	1.12%	1.04%	0.86%	0.78%	0.78%
Net investment income	7.39	%(5)	7.04%	7.94%	6.94%	6.76%	6.91%
Portfolio Turnover	10	%(3)	18%	19%	54%	39%	56%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued

	California Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$12.610		$12.940	$11.310	$15.000	$15.280	$14.690

Income (Loss) From Operations

Net investment income(1)	$0.401		$0.847	$0.827	$0.930	$1.024	$1.015
Net realized and unrealized gain (loss)	(2.296)		(0.331)	1.570	(3.418)	(0.269)	0.598
Distributions to preferred shareholders
From net investment income	—		—	—	(0.153)	(0.296)	(0.259)
From net realized gain	—		—	—	(0.094)	—	—

Total income (loss) from operations	$(1.895)		$0.516	$2.397	$(2.735)	$0.459	$1.354

Less Distributions to Common Shareholders

From net investment income	$(0.425)		$(0.846)	$(0.767)	$(0.724)	$(0.739)	$(0.764)
From net realized gain	—		—	—	(0.231)	—	—

Total distributions to common shareholders	$(0.425)		$(0.846)	$(0.767)	$(0.955)	$(0.739)	$(0.764)

Net asset value — End of period (Common shares)	$10.290		$12.610	$12.940	$11.310	$15.000	$15.280

Market value — End of period (Common shares)	$10.330		$13.300	$12.970	$11.090	$14.720	$14.840

Total Investment Return on Net Asset Value(2)	(15.19	)%(3)	4.53%	22.99%	(19.08)%	3.10%	9.85%

Total Investment Return on Market Value(2)	(19.28	)%(3)	10.00%	25.72%	(19.15)%	4.18%	12.58%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$223,700		$273,914	$280,743	$245,011	$324,508	$330,464
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.49	%(5)	1.16%	1.06%	0.95%	0.81%	0.85%
Interest and fee expense(6)	0.62	%(5)	0.56%	1.28%	0.51%	—	—
Total expenses before custodian fee reduction	2.11	%(5)	1.72%	2.34%	1.46%	0.81%	0.85%
Expenses after custodian fee reduction excluding interest and fees	1.49	%(5)	1.16%	1.04%	0.92%	0.81%	0.84%
Net investment income	7.26	%(5)	7.01%	7.64%	6.74%	6.73%	6.85%
Portfolio Turnover	10	%(3)	11%	8%	39%	27%	24%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued

	New York Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.610		$13.640	$11.650	$14.800	$15.140	$14.730

Income (Loss) From Operations

Net investment income(1)	$0.395		$0.831	$0.790	$0.923	$1.012	$1.010
Net realized and unrealized gain (loss)	(1.741)		(0.041)	1.934	(3.152)	(0.335)	0.424
Distributions to preferred shareholders
From net investment income	—		—	—	(0.215)	(0.302)	(0.268)

Total income (loss) from operations	$(1.346)		$0.790	$2.724	$(2.444)	$0.375	$1.166

Less Distributions to Common Shareholders

From net investment income	$(0.414)		$(0.820)	$(0.734)	$(0.706)	$(0.715)	$(0.756)

Total distributions to common shareholders	$(0.414)		$(0.820)	$(0.734)	$(0.706)	$(0.715)	$(0.756)

Net asset value — End of period (Common shares)	$11.850		$13.610	$13.640	$11.650	$14.800	$15.140

Market value — End of period (Common shares)	$11.670		$14.010	$14.120	$10.980	$14.500	$14.650

Total Investment Return on Net Asset Value(2)	(9.95	)%(3)	6.16%	24.78%	(17.07)%	2.59%	8.41%

Total Investment Return on Market Value(2)	(13.88	)%(3)	5.56%	37.06%	(20.22)%	3.87%	12.95%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$187,776		$215,453	$215,303	$183,643	$232,624	$237,664
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.47	%(5)	1.12%	1.04%	0.99%	0.86%	0.88%
Interest and fee expense(6)	0.55	%(5)	0.55%	1.34%	0.55%	—	—
Total expenses before custodian fee reduction	2.02	%(5)	1.67%	2.38%	1.54%	0.86%	0.88%
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.12%	1.03%	0.95%	0.85%	0.88%
Net investment income	6.39	%(5)	6.30%	6.83%	6.63%	6.72%	6.86%
Portfolio Turnover	16	%(3)	11%	21%	48%	28%	14%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2012	$314,751	$—	$—
September 30, 2013	—	—	125,998
September 30, 2015	31,250	—	—
September 30, 2016	6,857,645	533,889	—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352

	$81,421,986	$28,265,957	$16,982,264

Additionally, at September 30, 2010, the Municipal Fund, California Fund and New York Fund had net capital losses of $16,062,611, $8,015,133 and $6,739,385, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2011.

As of March 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$613,800,000	$195,940,000	$143,015,000
Interest Rate or Range of Interest Rates (%)	0.25 – 0.55	0.25 – 0.40	0.23 – 0.26
Collateral for Floating Rate Notes Outstanding	$614,124,867	$193,730,980	$146,011,137

For the six months ended March 31, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$615,436,291	$196,364,286	$142,466,291
Average Interest Rate	0.75%	0.76%	0.76%

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds’ exposure under shortfall and forbearance agreements that were entered into as of March 31, 2011 was approximately $14,199,000, $5,468,000 and $1,183,000 for the Municipal Fund, California Fund and New York Fund, respectively.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.65% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement with EVM,

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2011, the investment adviser fee was as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,544,612	$1,414,934	$1,099,713

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2011 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$138,207,915	$41,283,512	$53,055,891
Sales	$145,628,393	$42,427,127	$61,679,940

5 Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2011 and the year ended September 30, 2010 were as follows:

	Municipal Fund	California Fund	New York Fund

Six Months Ended March 31, 2011 (Unaudited)	77,152	16,212	16,798
Year Ended September 30, 2010	167,055	29,357	45,987

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$828,664,454	$257,297,902	$183,181,310

Gross unrealized appreciation	$4,287,070	$1,628,320	$5,239,378
Gross unrealized depreciation	(122,003,069)	(42,135,024)	(15,416,699)

Net unrealized depreciation	$(117,715,999)	$(40,506,704)	$(10,177,321)

7 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2011 is as follows:

Futures Contracts
						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Municipal	6/11	62 U.S. 10-Year Treasury Note	Short	$(7,429,080)	$(7,379,938)	$49,142
	6/11	113 U.S. 30-Year Treasury Bond	Short	(13,642,956)	(13,581,187)	61,769

California	6/11	200 U.S. 10-Year Treasury Note	Short	$(23,777,425)	$(23,806,250)	$(28,825)
	6/11	344 U.S. 30-Year Treasury Bond	Short	(41,273,421)	(41,344,500)	(71,079)

New York	6/11	100 U.S. 10-Year Treasury Note	Short	$(11,883,244)	$(11,903,125)	$(19,881)

Interest Rate Swaps
Municipal Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$30,000,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(1,076,881)

JPMorgan Chase Co.	19,525,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(310,331)

					$(1,387,212)

New York Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$12,300,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(441,521)

JPMorgan Chase Co.	4,637,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(73,709)

					$(515,230)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Municipal Fund and New York Fund entered into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At March 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at March 31, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At March 31, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2011 were as follows:

	Municipal Fund	California Fund	New York Fund

Asset Derivative:
Futures Contracts(1)	$110,911	$—	$—
Interest Rate Swaps	—	—	—

Total	$110,911	$—	$—

Liability Derivative:
Futures Contracts(1)	$—	$(99,904)	$(19,881)
Interest Rate Swaps(2)	(1,387,212)	—	(515,230)

Total	$(1,387,212)	$(99,904)	$(535,111)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2011 was as follows:

	Municipal Fund	California Fund	New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$8,024,796	$924,357	$3,510,245
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$(807,917)	$(195,051)	$(449,170)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:
Futures Contracts	$6,571,000	$29,757,000	$7,143,000
Interest Rate Swaps	$49,525,000	$—	$16,938,000

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,324,748,455	$—	$1,324,748,455

Total Investments	$—	$1,324,748,455	$—	$1,324,748,455

Futures Contracts	$110,911	$—	$—	$110,911

Total	$110,911	$1,324,748,455	$—	$1,324,859,366

Liability Description

Interest Rate Swaps	$—	$(1,387,212)	$—	$(1,387,212)

Total	$—	$(1,387,212)	$—	$(1,387,212)

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$412,731,198	$—	$412,731,198

Total Investments	$—	$412,731,198	$—	$412,731,198

Liability Description

Futures Contracts	$(99,904)	$—	$—	$(99,904)

Total	$(99,904)	$—	$—	$(99,904)

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$316,018,989	$—	$316,018,989

Total Investments	$—	$316,018,989	$—	$316,018,989

Liability Description

Futures Contracts	$(19,881)	$—	$—	$(19,881)
Interest Rate Swaps	—	(515,230)	—	(515,230)

Total	$(19,881)	$(515,230)	$—	$(535,111)

The Funds held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Cynthia J. Clemson President of EVM and ENX Thomas M. Metzold President of EIM Payson F. Swaffield Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2011, Fund records indicate that there are 677, 132 and 132 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 26,133, 5,945 and 5,741 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

Eaton Vance
Municipal Bond Funds

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if a Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

1453-5/11	CE-IMBSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 9, 2011

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	May 9, 2011